Premises And Equipment	12 Months Ended
Dec. 31, 2013
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 9 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2013 and 2012 (dollars in thousands):

	2013	2012

Land and improvements	$2,728	$1,884
Buildings	13,083	11,655
Equipment	7,731	7,069

	23,542	20,608
Less accumulated depreciation	13,813	13,094

Premises and equipment, net	$9,729	$7,514

Depreciation of premises and equipment amounted to $719,000 in 2013, $757,000 in 2012, and $743,000 in 2011.